FINANCIAL STATEMENT SCHEDULE I - Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 06, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000		7,300,000,000	2,500,000,000
Ordinary shares, issued	1,666,633,448	1,658,059,295	1,653,101,002
Treasury shares, shares	16,222,246	11,267,038	10,552,328
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,666,633,448	1,658,059,295
Treasury shares, shares	16,222,246	11,267,038